CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary Shares	Treasury Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income/(loss)	Accumulated Retained Earnings	Total Zepp Health Corporation Shareholders' Equity	Noncontrolling Interest	Total
Beginning Balance at Dec. 31, 2021	$ 25	$ (3,397)	$ 257,161	$ 19,573	$ 184,919	$ 458,281	$ 2,040	$ 460,321
Beginning Balance, shares at Dec. 31, 2021	253,857,323
Treasury Shares, beginning (in shares) at Dec. 31, 2021		(2,656,164)
Exercise of option	$ 1		(1)
Exercise of option, shares	4,357,100
Repurchase of ordinary shares		$ (6,919)				(6,919)		(6,919)
Repurchase of ordinary shares, shares		(10,219,572)
Net loss					(43,243)	(43,243)	(103)	(43,346)
Foreign currency translation adjustment				(28,586)		(28,586)		(28,586)
Share-based compensation			7,431			7,431		7,431
Unrealized gain (loss) on available-for-sale investments, net of tax effect				6,680		6,680		6,680
Capital contribution from non-controlling interest					(6,305)	(6,305)		(6,305)
Ending Balance at Dec. 31, 2022	$ 26	$ (10,316)	264,591	(2,333)	135,371	387,339	1,937	389,276
Ending Balance, shares at Dec. 31, 2022	258,214,423
Treasury Shares, ending (in shares) at Dec. 31, 2022		(12,875,736)
Exercise of option, shares	2,819,672
Repurchase of ordinary shares		$ (2,558)				(2,558)		(2,558)
Repurchase of ordinary shares, shares		(7,331,208)
Net loss					(31,020)	(31,020)	(66)	(31,086)
Foreign currency translation adjustment				(13,620)		(13,620)		(13,620)
Share-based compensation			8,795			8,795		8,795
Unrealized gain (loss) on available-for-sale investments, net of tax effect				1,945		1,945		1,945
Ending Balance at Dec. 31, 2023	$ 26	$ (12,874)	273,386	(14,008)	104,351	350,881	1,871	352,752
Ending Balance, shares at Dec. 31, 2023	261,034,095
Treasury Shares, ending (in shares) at Dec. 31, 2023		(20,206,944)
Exercise of option, shares	624,440
Repurchase of ordinary shares		$ (2,119)				(2,119)		(2,119)
Repurchase of ordinary shares, shares		(9,466,980)
Net loss					(75,733)	(75,733)	(75)	(75,808)
Foreign currency translation adjustment				(25,140)		(25,140)		(25,140)
Share-based compensation			4,778			4,778		4,778
Purchase of non-controlling interests			(48)			(48)	(657)	(705)
Unrealized gain (loss) on available-for-sale investments, net of tax effect				(1,030)		(1,030)		(1,030)
Ending Balance at Dec. 31, 2024	$ 26	$ (14,993)	$ 278,116	$ (40,178)	$ 28,618	$ 251,589	$ 1,139	$ 252,728
Ending Balance, shares at Dec. 31, 2024	261,658,535
Treasury Shares, ending (in shares) at Dec. 31, 2024		(29,673,924)